NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ASSET MANAGEMENT - 3.7%
2,200	Blackrock, Inc.	$ 2,339,106
25,000	KKR & Company, Inc.	2,192,000
		4,531,106
	AUTOMOTIVE - 1.4%
4,200	Tesla, Inc.(a)	1,690,542

	BANKING - 5.4%
55,500	Bank of America Corporation	2,765,565
12,500	JPMorgan Chase & Company	3,753,750
		6,519,315
	BEVERAGES - 1.0%
7,000	PepsiCo, Inc.	1,188,180

	BIOTECH & PHARMA - 3.5%
4,700	Amgen, Inc.	1,824,352
9,500	Johnson & Johnson	2,360,085
		4,184,437
	CHEMICALS - 0.1%
2,250	Solstice Advanced Materials, Inc.	176,648

	DIVERSIFIED INDUSTRIALS - 1.8%
9,000	Honeywell International, Inc.	2,192,310

	E-COMMERCE DISCRETIONARY - 4.4%
25,300	Amazon.com, Inc.(a)	5,313,000

	ELECTRICAL EQUIPMENT - 3.1%
26,000	Amphenol Corporation, Class A	3,797,560

	HOME CONSTRUCTION - 1.6%
27,500	Masco Corporation	1,969,550

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
12,125	Procter & Gamble Company	$ 2,027,300

	INSTITUTIONAL FINANCIAL SERVICES - 5.0%
2,600	Goldman Sachs Group, Inc.	2,234,882
11,350	Intercontinental Exchange, Inc.	1,862,876
1,000	Jefferies Financial Group, Inc.	44,400
11,300	Morgan Stanley	1,881,563
		6,023,721
	INSURANCE - 2.1%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,575,245

	INTERNET MEDIA & SERVICES - 11.9%
27,800	Alphabet, Inc., Class A	8,666,928
6,300	Meta Platforms, Inc., Class A	4,083,534
17,000	Netflix, Inc.(a)	1,636,080
		14,386,542
	MACHINERY - 3.9%
6,300	Caterpillar, Inc.	4,679,829

	MEDICAL EQUIPMENT & DEVICES - 4.6%
13,000	Abbott Laboratories	1,512,550
3,800	Danaher Corporation	800,432
4,300	Stryker Corporation	1,666,078
3,100	Thermo Fisher Scientific, Inc.	1,615,441
		5,594,501
	OIL & GAS PRODUCERS - 4.2%
6,600	Chevron Corporation	1,232,616
8,200	Exxon Mobil Corporation	1,250,500
34,400	Williams Companies, Inc.	2,570,368
		5,053,484
	RETAIL - CONSUMER STAPLES - 4.1%
1,400	Costco Wholesale Corporation	1,415,106
28,200	Walmart, Inc.	3,608,190
		5,023,296

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares				Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 3.9%
7,800	Home Depot, Inc.			$ 2,969,616
10,600	TJX Companies, Inc.			1,713,596
				4,683,212
	SEMICONDUCTORS - 9.6%
66,000	NVIDIA Corporation			11,694,540

	SOFTWARE - 11.2%
4,400	Adobe, Inc.(a)			1,154,604
20,350	Microsoft Corporation			7,992,258
11,000	Oracle Corporation			1,599,400
3,200	Palo Alto Networks, Inc.(a)			476,544
11,900	Salesforce, Inc.			2,318,001
1,500	Strategy, Inc., Class A(a)			194,250
				13,735,057
	SPECIALTY FINANCE - 1.1%
6,800	Capital One Financial Corporation			1,330,352

	TECHNOLOGY HARDWARE - 8.8%
40,200	Apple, Inc.			10,620,036

	TECHNOLOGY SERVICES - 1.5%
5,700	Visa, Inc., Class A			1,824,798

	TOTAL COMMON STOCKS (Cost $25,708,612)			120,814,561

	TOTAL INVESTMENTS - 99.6% (Cost $25,708,612)			$ 120,814,561
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			443,500
	NET ASSETS - 100.0%			$ 121,258,061

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
40	CBOT 10 Year US Treasury Notes	06/22/2026	$ 4,552,500	$ 24,532

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
14	CME E-Mini NASDAQ 100 Index Futures	03/23/2026	$ 7,001,330	$ (2,915)
	TOTAL FUTURES CONTRACTS			$ 21,617

(a)	Non-income producing security.